As filed with the Securities and Exchange Commission on May 13, 2011
File Nos. 33-74534 and 811-8314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 28	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 29	☑

SCHWAB ANNUITY PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:
(800) 648-5300
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Douglas P. Dick, Esq.	John M.Loder, Esq.	David J. Lekich, Esq.
Dechert LLP	Ropes & Gray	Charles Schwab Investment Management, Inc.
1775 I Street, NW	Prudential Tower	211 Main Street
	800 Boylston Street	SF211MN-05-491
Washington, DC 20006-2401	Boston, MA 02199	San Francisco, CA 94105
     It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
     if appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 28 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 13th day of May, 2011.

SCHWAB ANNUITY PORTFOLIOS Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 13th day of May, 2011.

Signature	Title

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee
Walter W. Bettinger, II

Mariann Byerwalter*	Trustee
Mariann Byerwalter

John F. Cogan*	Trustee
John F. Cogan

William A. Hasler*	Trustee
William A. Hasler

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

George Pereira*	Treasurer and Principal Financial Officer
George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

16361521.2.BUSINESS

EXHIBIT INDEX

EX 101.INS	XBRL Taxonomy Instance Document
EX 101.SCH	XBRL Taxonomy Schema Document
EX 101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX 101.DEF	XBRL Taxonomy Definition Linkbase Document
EX 101.LAB	XBRL Taxonomy Label Linkbase Document
EX 101.PRE	XBRL Taxonomy Presentation Linkbase Document

2